Investment Securities (Schedule Of Amortized Cost And Fair Value By Contractual Maturity) (Details) - USD ($) $ in Thousands		Dec. 31, 2016		Dec. 31, 2015
Schedule of Investments [Line Items]
Within 1 year, Amortized Cost		$ 100
After 1 year; within 5 years, Amortized Cost		0
After 5 years; within 10 years, Amortized Cost		0
After 10 years, Amortized Cost		0
Subtotal, Amortized Cost		100
Within 1 year, Fair Value		100
After 1 year; within 5 years, Fair Value		0
After 5 years; within 10 years, Fair Value		0
After 10 years, Fair Value		0
Subtotal, Fair Value		100
Securities available for sale, Amortized Cost		3,971,435	[1]	$ 3,924,348	[2]
Securities available for sale, Fair Value		3,943,499	[1]	3,929,846	[2]
HTM, Within 1 year, Amortized Cost		0
HTM, After 1 year; within 5 years, Amortized Cost		0
HTM, After 5 years; within 10 years, Amortized Cost		10,000
HTM, After 10 years, Amortized Cost		4,347
HTM Subtotal, Amortized Cost		14,347
HTM, Within 1 year, Fair Value		0
HTM, After 1 year; within 5 years, Fair Value		0
HTM, After 5 years; within 10 years, Fair Value		10,033
HTM, After 10 years, Fair Value		4,740
HTM Subtotal, Fair Value		14,773
Securities held to maturity, Amortized cost		14,347		14,320
Securities held to maturity, Fair Value		14,773		15,349
Government Agency Issued MBS And CMO
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost	[3]	3,784,579
Securities available for sale, Fair Value	[3]	3,756,645
Securities held to maturity, Amortized cost	[3]	0
Securities held to maturity, Fair Value	[3]	0
Equity and other
Schedule of Investments [Line Items]
Securities available for sale, Amortized Cost		186,756	[4]	184,850	[5]
Securities available for sale, Fair Value		186,754	[4]	$ 184,850	[5]
Securities held to maturity, Amortized cost		0
Securities held to maturity, Fair Value		$ 0

[1]	Includes $ 3 . 3 billion of securities pledged to secure public deposits, securities sold under agreements to repurchase, and for other purposes.
[2]	Includes $ 2.9 billion of securities pledged to secure public deposits, securities sold under agreements to repu rchase, and for other purposes .
[3]	Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.
[4]	Includes restricted investments in FHLB-Cincinnati stock of $ 87 . 9 million and FRB stock of $ 68 . 6 million . The remainder is money market, mutual funds, and cost method investments.
[5]	Includes restricted investments in FHLB-Cincinnati stock of $ 87.9 million and FRB stock of $ 65.8 million. The remainder is money market , mutual funds, and cost method investments.